INTANGIBLE ASSETS - Summary of Acquired Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquired finite-lived intangible assets
Gross Carrying Amount	$ 7,075,019			$ 7,075,019		$ 7,019,410
Accumulated Amortization	(1,648,424)			(1,648,424)		(666,766)
Net Carrying Amount	5,426,595			5,426,595		6,352,644
Amortization of intangible assets	426,419	$ 258,670	$ 10,316	981,657	$ 402,994	653,410	$ 7,812	$ 8,220
Estimated amortization expense
Year Ending December 31, 2017						928,597
Year Ending December 31, 2018						834,312
Year Ending December 31, 2019						758,189
Year Ending December 31, 2020						681,610
Year Ending December 31, 2021						604,456
Customer relationships
Acquired finite-lived intangible assets
Gross Carrying Amount	5,970,884			5,970,884		5,925,884
Accumulated Amortization	(1,207,217)			(1,207,217)		(580,276)
Net Carrying Amount	4,763,667			4,763,667		5,345,608
Trade names
Acquired finite-lived intangible assets
Gross Carrying Amount	1,067,083			1,067,083		1,066,783
Accumulated Amortization	(432,402)			(432,402)		(83,397)
Net Carrying Amount	634,681			634,681		983,386
Amortization of intangible assets				334,312
Estimated amortization expense
Year Ending December 31, 2018	355,006			355,006
Year Ending December 31, 2019	46,627			46,627
Year Ending December 31, 2020	18,140			18,140
Amortizable intangible assets
Acquired finite-lived intangible assets
Gross Carrying Amount	37,052			37,052		26,743
Accumulated Amortization	(8,805)			(8,805)		(3,093)
Net Carrying Amount	$ 28,247			$ 28,247		$ 23,650
Minimum | Customer relationships
Acquired finite-lived intangible assets
Finite-lived intangible asset, useful life				8 years		8 years
Minimum | Trade names
Acquired finite-lived intangible assets
Finite-lived intangible asset, useful life				2 years		2 years
Minimum | Amortizable intangible assets
Acquired finite-lived intangible assets
Finite-lived intangible asset, useful life				1 year		1 year
Maximum | Customer relationships
Acquired finite-lived intangible assets
Finite-lived intangible asset, useful life				18 years		18 years
Maximum | Trade names
Acquired finite-lived intangible assets
Finite-lived intangible asset, useful life				4 years		12 years
Maximum | Amortizable intangible assets
Acquired finite-lived intangible assets
Finite-lived intangible asset, useful life				15 years		15 years